Cover	Apr. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 20, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-12691
Entity Registrant Name	ION Geophysical Corporation
Entity Central Index Key	0000866609
Entity Tax Identification Number	22-2286646
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2105 CityWest Blvd.
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	281
Local Phone Number	933-3339
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	IO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false